Other receivables and other payables - Right of recovery and Deferred (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Rehabilitation obligation payable (as a percent)	50.00%
Rehabilitation recoverable (as a percent)	50.00%
Deferred Payment and Deferred Consideration movement
Payment made	R (185)	R (577)	R (756)
Contingent consideration
Disclosure of detailed information about business combination [line items]
Liabilities	13	124
Marikana
Deferred Payment and Deferred Consideration movement
Interest charge	165	87	0
(Gain)/loss on revised estimated cash flows	R 650	468	0
Rustenburg Operations acquisition
Disclosure of detailed information about business combination [line items]
Deferred payment percentage	35.00%
Measurement period	6 years
Deferred Payment and Deferred Consideration movement
Balance at the beginning of the year	R 6,920	4,355	2,826
Interest charge	266	158	187
Payment made	(4,441)	(2,246)	(739)
(Gain)/loss on revised estimated cash flows	773	4,653	2,081
Balance at end of the year	R 3,518	6,920	4,355
Pandora acquisition by Lonmin
Disclosure of detailed information about business combination [line items]
Deferred payment percentage	20.00%
Gross minimum deferred payment for the contingent consideration	R 400
Percentage of voting equity interests acquired				50.00%
Nominal discount rate	12.50%
Deferred Payment and Deferred Consideration movement
Balance at the beginning of the year	R 400	308	276
Interest charge	18	54	49
Payment made	(178)	(85)	(17)
(Gain)/loss on revised estimated cash flows	(112)	123	0
Balance at end of the year	128	400	308
Maximum
Disclosure of detailed information about business combination [line items]
Contractual rehabilitation liability	207	R 194	R 185
Minimum | Rustenburg Operations acquisition
Disclosure of detailed information about business combination [line items]
Gross minimum deferred payment for the contingent consideration	R 3,000